Restatement to Prior Period Financial Statements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Franchise taxes	$ 20,500	$ 50,000	$ 76,700	$ 150,000	$ 143,200	$ 205,992	$ 2,703,102
Respective tax paid			236,505	1,447,889	1,653,743
Withdrawn from trust account and tax accrued					1,049,359
Over withdrawn amount					$ 628,758		$ 628,758
Due from sponsor		$ 994,950		$ 994,950